UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments (Unaudited)
January 31, 2018

		Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%		$-
Other Assets in Excess of Liabilities - 100.0%(a)		18,978,056
TOTAL NET ASSETS - 100.0%		$18,978,056

Percentages are stated as a percent of net assets.
(a) $498,300 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
January 31, 2018

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Cotton No. 2	3/21/2018	79	$3,052,560	$9,518	$71,789
Copper	5/31/2018	32	2,572,000	5,996	62,880
Gasoline RBOB	3/28/2018	20	1,590,708	19,320	34,197
NY Harbor Ultra-Low Sulfur Diesel	6/28/2018	26	2,216,105	6,989	305,883
WTI Crude Oil	1/31/2019	42	2,543,520	7,896	22,102
			$11,974,893	$49,719	$496,851

All futures contracts held by Direxion CTS Fund, a wholly owned subsidiary of the Direxion Indexed Commodity Strategy Fund.

Direxion Indexed CVT Strategy Fund
Schedule of Investments (Unaudited)
January 31, 2018

Shares			Fair Value
INVESTMENT COMPANIES - 36.9%
12,327	iShares iBoxx $ High Yield Corporate Bond ETF		$1,076,147
	TOTAL INVESTMENT COMPANIES (Cost $1,057,843)		$1,076,147

SHORT TERM INVESTMENTS - 19.8%
Money Market Funds - 19.8%
576,000	Fidelity Institutional Money Market Funds - Government Portfolio, 1.26%(a)(b)		$576,000
	TOTAL SHORT TERM INVESTMENTS (Cost $576,000)		$576,000

	TOTAL INVESTMENTS (Cost $1,633,843) - 56.7%		$1,652,147
	Other Assets in Excess of Liabilities - 43.3%		1,261,135
	TOTAL NET ASSETS - 100.0%		$2,913,282

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at January 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $576,000.

Long Total Return Swap Contracts (Unaudited)
January 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 3-7 Year Treasury Bond ETF	1.9075% representing 1 month LIBOR rate + spread	Credit Suisse International	3/6/2018	3,577	$ 438,906	$ (7,770)
Total return of iShares iBoxx $ Investment Grade Corporate Bond ETF	1.9075% representing 1 month LIBOR rate + spread	Credit Suisse International	3/6/2018	5,083	614,772	(3,414)
Total return of iShares Russell 2000 ETF	1.5575% representing 1 month LIBOR rate + spread	Credit Suisse International	3/6/2018	6,555	981,572	43,745
Total return of SPDR S&P 500 ETF Trust	1.9075% representing 1 month LIBOR rate + spread	Credit Suisse International	3/6/2018	2,967	772,139	64,243
					$ 2,807,389	$ 96,804

The unaudited cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

	Direxion Indexed Commodity Strategy Fund (Consolidated)	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$1,633,843
Gross unrealized appreciation	0	18,304
Gross unrealized depreciation	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$18,304

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2018:

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$496,851	$-	$-	$496,851

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$576,000	$-	$-	$576,000
Investment Companies	1,076,147	-	-	1,076,147
Other Financial Instruments*	-	96,804	-	96,804

For further detail on each asset class, see Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
   Eric W. Falkeis,
   Principal Executive Officer
Date  March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
 Eric W. Falkeis
 Principal Executive Officer
Date  March 27, 2018

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick,
 Principal Financial Officer, Treasurer
Date  March 27, 2018

* Print the name and title of each signing officer under his or her signature.